Reserves for unpaid losses and loss adjustment expenses - Asbestos and Environmental Loss and Loss Adjustment Expense Reserve Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liability for Unpaid Claims and Claims Adjustment Expense, Activity in Liability [Abstract]
Asbestos three year net paid survival ratio	15 years 6 months	11 years 6 months
Environmental three year net paid survival ratio	4 years 2 months 12 days	4 years
Asbestos, Gross:
Beginning balance, Gross	$ 224.7	$ 236.8	$ 259.2
Incurred losses and LAE, Gross	(1.1)	0.1	(6.9)
Paid losses and LAE, Gross	(8.2)	(12.2)	(15.5)
Ending balance, Gross	215.4	224.7	236.8
Asbestos, Net:
Beginning balance, Net	173.3	184.4	204.6
Incurred losses and LAE, Net	(1.1)	0.0	(6.9)
Paid losses and LAE, Net	(7.4)	(11.1)	(13.3)
Ending balance, Net	164.8	173.3	184.4
Environmental Claims, Gross:
Beginning balance, Gross	14.5	16.7	16.7
Incurred losses and LAE, Gross	0.6	0.7	4.0
Paid losses and LAE, Gross	(2.5)	(2.9)	(4.0)
Ending balance, Gross	12.6	14.5	16.7
Environmental Claims, Net:
Beginning balance, Net	14.0	15.9	16.0
Incurred losses and LAE, Net	0.2	0.7	4.0
Paid losses and LAE, Net	(2.1)	(2.6)	(4.1)
Ending balance, Net	12.1	14.0	15.9
Total asbestos and environmental, Gross:
Beginning balance, Gross	239.2	253.4	275.9
Incurred losses and LAE, Gross	(0.4)	0.8	(3.0)
Paid losses and LAE, Gross	(10.8)	(15.0)	(19.5)
Ending balance, Gross	228.0	239.2	253.4
Total asbestos and environmental, Net:
Beginning balance, Net	187.3	200.3	220.6
Incurred losses and LAE, Net	(0.9)	0.7	(2.9)
Paid losses and LAE, Net	(9.5)	(13.7)	(17.4)
Ending balance, Net	176.9	187.3	200.3
Net loss reserves by type
Case Reserve	1,049.5	1,030.6
IBNR Reserve	1,272.3	890.6
Loss and loss adjustment expense reserves, net of reinsurance	$ 2,321.8	$ 1,921.2	$ 1,666.5	$ 1,578.8